Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,498,580
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,498,580
Municipal Bonds 98.2%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 5,207,813
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,236,328
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,409,778
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,744,721
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 23,300,000 18,187,491
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 13,663,250
53,241,568
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,463,879
Illinois 1.0%
Metropolitan Pier & Exposition Authority ,
Revenue , 2022 A , Refunding , 4% , 12/15/42 .............................. 6,970,000 6,673,830
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 10,310,000 9,257,147
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 5,000,000 4,903,190
GO , 2020 B , 5% , 10/01/29 ........................................... 1,000,000 1,061,200
GO , 2021 A , 5% , 3/01/31 ............................................ 650,000 700,098
GO , 2021 A , 5% , 3/01/32 ............................................ 500,000 536,539
GO , 2021 A , 5% , 3/01/34 ............................................ 2,000,000 2,154,490
GO , 2021 A , 4% , 3/01/38 ............................................ 2,600,000 2,551,011
27,837,505
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 7,600,000 5,675,166
New Jersey 0.5%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,390,155
New Jersey Transportation Trust Fund Authority ,
Revenue , 2020 AA , 5% , 6/15/50 ....................................... 4,750,000 4,954,277
Revenue , 2022 A , 4% , 6/15/41 ........................................ 1,500,000 1,456,841
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 5,000,000 4,756,711
12,557,984
New York 90.1%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,674,890
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,814,677
c
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,175,431
c
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,252,344

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... $ 1,700,000 $ 1,762,549
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,090,200
Battery Park City Authority ,
Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ............................. 6,130,000 6,411,542
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 21,687,772
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,309,521
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 6,521,647
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,442,308
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,267,448
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 885,231
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,237,190
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 889,469
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 857,382
D'Youville College , Revenue , 2020 A , Refunding , 4% , 11/01/50 ................ 2,500,000 1,931,735
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 372,682
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 668,851
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 803,437
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 677,483
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 606,684
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 720,003
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 560,081
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,090,724
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,020,358
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,525,541
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 1,983,195
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,078,657
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,671,165
City of New York ,
GO , 2002 D , 5.5% , 6/01/24 .......................................... 75,000 75,000
GO , 2015 C , Refunding , 5% , 8/01/32 ................................... 4,000,000 4,026,478
GO , 2015 C , Refunding , 5% , 8/01/33 ................................... 3,000,000 3,019,858
GO , 2015 C , Refunding , 5% , 8/01/34 ................................... 1,500,000 1,509,929
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,109,541
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,482,099
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,906,320
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,937,926
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,875,523
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,336,481
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,592,810
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,651,786
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,796,581
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,892,549
GO , 2023 E-1 , 5.25% , 4/01/47 ........................................ 10,000,000 10,901,840
GO , 2024 C , 5.25% , 3/01/53 ......................................... 7,750,000 8,430,894
GO , 2024 D , 5.25% , 4/01/54 ......................................... 2,000,000 2,174,162
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 182,349

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... $ 185,000 $ 192,406
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 520,858
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 191,104
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 189,776
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 233,984
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 229,138
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 90,443
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 89,395
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,621,460
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,702,776
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,781,886
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,131,415
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,497,509
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,332,841
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,278,890
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,329,294
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 577,416
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 714,163
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 621,694
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,099,974
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 35,000,000 35,825,997
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 13,004,985
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 15,250,000 15,565,736
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,289,235
Revenue , 2021 A , Refunding , 4% , 9/01/41 ............................... 2,030,000 2,048,893
Revenue , 2022 A , Refunding , 5% , 9/01/44 ............................... 3,000,000 3,247,769
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,755,971
Metropolitan Transportation Authority ,
Revenue , 2014 B , Refunding , 5.25% , 11/15/35 ............................ 4,000,000 4,002,810
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,091,326
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,184,836
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,123,224
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 19,004,356
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,628,591
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,562,792
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,524,287
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 18,912,420
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,592,450
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 7,635,401
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,569,738
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 3,002,433
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,428,488
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,664,053
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,213,096
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,841,085
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,976,613
Revenue , 2024 A , Refunding , 5.25% , 11/15/49 ............................ 6,000,000 6,425,086
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 10,000,000 7,206,115
Dedicated Tax Fund , Revenue , 2017 A , 5% , 11/15/47 ....................... 30,375,000 30,954,127
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/35 ............ 6,000,000 6,247,681
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/42 ............ 5,000,000 5,156,086
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/47 ............ 13,505,000 13,804,646

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... $ 17,000,000 $ 17,029,473
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,535,604
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,299,192
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,023,491
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,568,621
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,065,480
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,469,155
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,369,307
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,345,778
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/30 ............ 3,275,000 3,308,920
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/32 ............ 2,000,000 2,016,718
University of Rochester , Revenue , 2015 A , Refunding , 5% , 7/01/37 ............ 1,780,000 1,787,423
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,434,366
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,116,427
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,672,954
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,462,961
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,548,339
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 948,681
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,721,038
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 814,346
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 33,892,742
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,269,515
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 3,814,466
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,723,047
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 3,864,747
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 7,676,190
New York City Municipal Water Finance Authority ,
New York City Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ..... 2,500,000 2,449,815
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 23,606,647
Water & Sewer System , Revenue , 2017 DD , 5% , 6/15/47 .................... 33,800,000 34,407,612
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 37,221,003
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. 11,225,000 11,462,469
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/40 ............ 15,000,000 15,668,723
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,646,477
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,637,247
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,278,737
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 16,750,000 18,105,057
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2018 S-3 , 5% , 7/15/43 ............................ 10,000,000 10,262,085
Building Aid , Revenue , 2019 S-1 , 5% , 7/15/43 ............................ 22,230,000 22,812,615
Building Aid , Revenue , 2019 S-2 A , Refunding , 5% , 7/15/34 .................. 4,235,000 4,433,488
Building Aid , Revenue , 2020 S-1 , 4% , 7/15/41 ............................ 8,465,000 8,326,913
Building Aid , Revenue , 2020 S-1B , 4% , 7/15/41 ........................... 2,465,000 2,374,911
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/36 ...................... 10,000,000 10,089,524
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,696,028
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 17,895,673

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2018 A-3 , 5% , 8/01/40 ...................... $ 3,270,000 $ 3,360,641
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,231,751
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,740,652
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 7,081,728
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,885,801
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,689,405
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,812,812
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,198,866
Future Tax Secured , Revenue , 2024 G-1 , 5% , 5/01/52 ...................... 4,000,000 4,265,160
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,079,852
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,141,654
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 103,785,380
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 31,330,886
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,057,751
Port Authority of New York & New Jersey , Revenue , 1WTC-2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,916,928
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,586,336
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,226,158
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,972,159
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,437
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,042
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,067
Revenue , 2010 A , AGMC Insured , 5% , 10/01/24 ........................... 710,000 710,615
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,340,858
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,715,666
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 999,650
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 985,571
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,796,719
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,199,839
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,226,616
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,137,216
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,430,465
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,268,157
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 900,069
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 465,037
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,681,586
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 989,290
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 1,858,744
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,743,733
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 919,440
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 1,100,000 1,070,074
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 338,900
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 313,676
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/37 ...................... 225,000 231,781
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 277,064

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 $ 5,000,000 $ 4,840,669
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 532,392
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,166,006
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,830,341
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,572,801
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,167,316
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 385,801
New School (The) , Revenue , 2015 A , 5% , 7/01/45 ......................... 13,845,000 13,890,234
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 670,076
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,651,117
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,300,000 1,378,724
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 3,048,004
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/38 ............... 5,000,000 5,186,840
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/40 ............... 6,745,000 6,966,914
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/43 ............... 3,000,000 3,085,894
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,191,799
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,277,125
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 50,000,000 52,215,635
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/36 .... 11,000,000 11,061,194
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,974,269
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/27 2,025,000 2,027,492
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/30 1,000,000 1,002,565
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/32 1,000,000 1,002,571
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/34 7,250,000 7,268,674
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,002,899
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 19,552,748
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 23,925,283
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,606,266
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,076,724
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,073,309
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,796,001
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/31 ............... 3,700,000 3,744,230
St. John's University , Revenue , 2015 A , Refunding , 5% , 7/01/34 ............... 2,000,000 2,023,392
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,740,646
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 188,532
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 641,922
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,490
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,565
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/41 ......... 9,910,000 10,225,700
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 15,000 15,847
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,075,000 17,571,307
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 5,000 5,283
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,995,000 19,158,305
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 5,000 5,132
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,341,474
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/49 ........................................................ 10,000,000 10,913,766
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/52 ........................................................ 8,850,000 9,628,731
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/34 ................. 10,000,000 10,257,234
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/36 ................. 9,800,000 10,026,218

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. $ 10,000,000 $ 10,300,506
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/42 ................. 10,000,000 10,301,319
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 24,081,945
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,157,274
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 16,203,944
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,457,818
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/35 ........................................................ 2,000,000 2,076,436
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,500,000 1,555,543
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/37 ........................................................ 2,000,000 2,072,009
State University of New York Dormitory Facilities , Revenue , 2017 A , Refunding , 5% ,
7/01/38 ........................................................ 1,000,000 1,033,543
State University of New York Dormitory Facilities , Revenue , 2017 A , 5% , 7/01/42 .. 2,970,000 3,054,606
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 816,546
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,199,362
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,426,695
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,143,620
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,362,382
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,280,624
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,162,009
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,949,303
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 17,661,073
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/42 ........ 8,355,000 8,592,318
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/47 ........ 4,345,000 4,444,801
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,333,530
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 19,233,989
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,401,576
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,858,260
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,610,695
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,169,817
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 18,650,530
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 13,678,284
Revenue , L , Refunding , 5% , 1/01/35 ................................... 3,000,000 3,169,455
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,609,049
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,091,793
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 15,000,000 15,115,270
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,405,630
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 26,585,640
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,672,530
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,415,001
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,338,374
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,674,077
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,329,335
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,685,176
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,403,470
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,773,071
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,454,889

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ $ 2,130,000 $ 1,868,647
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,035,747
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 16,013,516
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 473,407
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 420,348
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 419,057
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 365,064
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 290,025
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 384,604
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,428,813
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 850,477
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,288,059
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,146,478
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,137,523
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,430,139
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,850,763
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,196,057
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,207,332
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 7,130,035
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 10,319,338
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,722,525
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,438,965
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 2,150,000 2,274,773
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 181,402
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 213,775
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 448,270
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 782,786
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 744,316
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 297,710
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 327,156
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 423,991
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 456,819
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,257,913
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,257,855
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,128,725
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,296,427
Revenue , 2014 , 5% , 9/01/34 ......................................... 2,500,000 2,618,317
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,359,653
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 43,217,328
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 4,862,275
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 10,007,230
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,121,970
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 13,862,044
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,274,406
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,292,509
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,670,766
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,113,978
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/40 ............ 2,600,000 2,665,311
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,720,107
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 754,033

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... $ 465,000 $ 484,470
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 494,263
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 518,815
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 542,231
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 446,282
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 407,663
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 482,318
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 531,679
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,943,529
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,652,394
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 24,638,710
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/35 ............................. 2,345,000 2,361,588
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,432,034
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,243,147
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 1,000,000 984,130
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,427,864
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,364,678
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,280,962
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,944,293
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,685,000 4,582,845
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 707,899
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 717,716
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,011,260
Triborough Bridge & Tunnel Authority ,
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/31 ......................... 5,000,000 3,662,262
Revenue , 2015 B , 5% , 11/15/45 ....................................... 5,000,000 5,061,418
Revenue , 2017 A , Refunding , 5% , 11/15/38 .............................. 3,000,000 3,092,909
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,474,918
Revenue , 2017 B , Refunding , 5% , 11/15/36 .............................. 21,080,000 21,831,464
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,324,135
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,690,176
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,478,986
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,430,110
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 21,044,682
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/36 ............................ 6,250,000 3,661,052
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/39 ............................ 1,115,000 552,737
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,764,018
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 4,000,000 4,365,607
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,625,449
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,770,096
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/33 ................................. 100,000 98,686
Revenue , 2021 , Refunding , 4% , 9/01/34 ................................. 160,000 158,272
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 178,413
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 276,659
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 3,200,000 3,414,141
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/37 ...... 5,000,000 5,303,681
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,013,967

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... $ 1,500,000 $ 1,409,646
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/34 ....................................................... 1,000,000 1,025,007
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,250,000 1,279,463
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,994,626
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,411,605
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,837,337
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,708,810
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,509,630
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,427,919
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,410,491
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,125,588
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,262,712
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,113,855
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,121,572
Western Nassau County Water Authority ,
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/40 ............................ 1,400,000 1,417,870
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/45 ............................ 2,250,000 2,278,721
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,698,989
2,520,825,095
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 5,852,314
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 5,852,314
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 16,250,000 11,568,161
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,909,642
28,182,431
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,299,639
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,788,006
12,087,645
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,852,853
Wisconsin 0.2%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,252,705
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,523,433
6,776,138

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.2%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. $ 540,000 $ 537,221
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 704,065
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 775,270
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 526,007
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 678,634
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 517,111
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,213,943
4,952,251
Puerto Rico 2.0%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 119,118 119,501
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 164,300 164,975
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,035,434
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 22,172,890
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 26,253,511
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 20,000,000 4,756,744
54,503,055
Total U.S. Territories .................................................................... 59,455,306
Total Municipal Bonds (Cost $ 2,833,946,918 ) ...................................
2,747,163,383
Total Long Term Investments (Cost $ 2,840,646,918 ) .............................
2,753,661,963
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
New York 0.7%
e
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.1% , 10/01/46 ...........
800,000 800,000
e
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4.1% ,
6/15/33 ........................................................ 600,000 600,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 4.1% , 6/15/49 ....................................... 17,550,000 17,550,000
18,950,000
Total Municipal Bonds (Cost $ 18,950,000 ) ......................................
18,950,000
Total Short Term Investments (Cost $ 18,950,000 ) ................................
18,950,000
a
Total Investments (Cost $ 2,859,596,918 ) 99.1% ..................................
$2,772,611,963
Other Assets, less Liabilities 0.9% .............................................
26,632,002
Net Assets 100.0% ...........................................................
$2,799,243,965

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $109,109,938, representing 3.9% of net assets.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,498,580 $ 6,498,580
Municipal Bonds ......................... — 2,747,163,383 — 2,747,163,383
Short Term Investments ................... — 18,950,000 — 18,950,000
Total Investments in Securities ........... $— $2,766,113,383 $6,498,580 $2,772,611,963
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.